Note 12 - Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 9. STOCK-BASED COMPENSATION

Common Stock Options

As of March 31, 2014, there was $1.4 million of total unrecognized compensation cost related to unvested shares associated with stock options which will be recognized over a weighted-average period of 2.07 years. We recognize compensation expense for our stock options on a straight-line basis over their vesting term. We are required to issue new shares of common stock upon the exercise of the stock options by such holder(s).

We estimated the fair value of each stock based grant using the Black-Scholes option pricing method for service and performance based options, and the Lattice Model for market based awards. The weighted average values for options issued for the three months ended March 31, 2014 are as follows:

Number of options issued	120,000
Weighted average stock price	$1.09
Weighted average exercise price	$1.09
Weighted average expected life of options (a)	6.00
Weighted average expected volatility (b)	64%
Weighted average risk-free interest rate	1.72%
Expected annual dividend per share	-
Weighted average fair value of each option	$0.62

(a)	The options have a life of ten years.

(b)

The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses. This also approximates the Company’s recent historical volatility.

The following is a summary of stock option activity during the three months ended March 31, 2014.

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value* ($000s)
Outstanding - Beginning of Period	12,173,255	$3.83	$530
Granted	120,000	1.09	-
Exercised	-	-	-
Cancelled	(110,400)	1.09	-
Outstanding - End of Period	12,182,855	3.83	139
Exercisable - End of Period	9,090,608	$4.70	$95

*	The Aggregate Intrinsic Value was calculated using the March 31, 2014 and December 31, 2013 closing stock price of $0.97 and $1.16, respectively.

The following is a summary of stock options outstanding at March 31, 2014:

Exercise Price			Number of Options Outstanding	Weighted Average Remaining Contractual Life	Number of Exercisable Options
$0.90	-	$1.00	1,989,999	7.02	1,353,330
$1.01	-	$1.20	1,265,000	9.21	-
$1.21	-	$1.55	470,000	8.56	133,333
$1.56	-	$1.75	2,286,697	8.10	1,472,786
$1.76	-	$2.00	1,780,667	5.47	1,740,667
$2.01	-	$10.00	3,490,332	3.16	3,490,332
$10.01	-	$15.00	43,999	3.91	43,999
$15.01	-	$18.00	36,667	3.89	36,667
$18.01	-	$20.00	792,828	3.88	792,828
$20.01	-	$22.75	26,666	4.13	26,666
			12,182,855		9,090,608

NOTE12. STOCK-BASEDCOMPENSATION

In September 2010, the Company adopted its 2010 Long-Term Incentive Compensation Plan (the “Incentive Plan”), which provides for equity incentives to be granted to employees, officers or directors of the Company, as well as key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less than the fair market value of the underlying shares on the date of grant, stock appreciation rights, restricted stock awards, stock bonus awards, other stock-based awards, or any combination of the foregoing. A maximum of 5,000,000 shares of Common Stock were authorized for issuance under the Incentive Plan. As of December 31, 2013, this Plan has no remaining securities available for future issuance.

On February 1, 2013, the Board of Directors approved the Company’s 2013 Long-Term Incentive Compensation Plan. This Plan provides for equity incentives to be granted to employees, officers or directors of the Company as well as key advisors or consultants. Equity incentives may be in the form of stock options with an exercise price not less than the fair market value of the underlying shares on the date of grant, stock appreciation rights, restricted stock awards, stock bonus awards, other stock-based awards, or any combination of the foregoing. A maximum of 7,000,000 shares of Common Stock were authorized for issuance under the Incentive Plan. This Plan received stockholder approval at a Special Meeting of Stockholders which occurred on May 8, 2013. As of December 31, 2013, this Plan had 5,475,000 securities remaining for future issuance.

Common Stock Options

During the year ended December 31, 2012, the Company granted 2,025,750 common stock options to members of management and employees of the Company at an average exercise price of $1.65 with an average estimated fair value of $0.98 per share. The options have a life of ten years and vest in equal amounts over a three year period beginning one year from the date of grant.

During the year ended December 31, 2013, the Company granted 2,637,400 common stock options to members of management and employees of the Company at an average exercise price of $1.40 with an average estimated fair value of $0.85 per share. The options have a life of ten years and vest in equal amounts over a three year period beginning one year from the date of grant.

We recorded share based compensation of approximately $1.0 million and $2.0 million for the years ended December 31, 2013 and 2012, respectively, related to vesting of employee common stock options.

As of December 31, 2013 and December 31, 2012, there were $1.8 million and $1.4 million, respectively, of total unrecognized compensation cost related to unvested shares associated with stock options which will be recognized over weighted-average periods of 2.00 years and 1.22 years, respectively. We recognize compensation expense for our stock options on a straight-line basis over their vesting term. We are required to issue new shares of common stock upon the exercise of the stock options by such holder(s).

We estimated the fair value of each stock based grant using the Black-Scholes option pricing method for service and performance based options, and the Lattice Model for market based awards. The weighted average values for options issued for the year ended December 31, 2013 are as follows:

	2013	2012
Number of options issued	$2,637,400	$2,025,750
Weighted average stock price	$1.40	$1.65
Weighted average exercise price	$1.40	$1.65
Weighted average expected life of options(a)	6.00	5.00
Weighted average expected volatility (b)	67%	73%
Weighted average risk-free interest rate	1.30%	0.81%
Expected annual dividend per share	—	—
Weighted average fair value of each option	$0.85	$0.98

(a)	The options have a life of ten years.
(b)

The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses. This also approximates the Company’s five year historical volatility.

The following is a summary of stock option activity during the years ended December 31, 2013 and 2012.

	2013			2012
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value* ($000’s)	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value* ($000’s)

Outstanding—Beginning of Year	10,827,165	$4.71	$1,571	8,826,500	$5.41	$—
Granted	2,637,400	1.40	—	2,025,750	1.65	—
Exercised	(100,000)	0.97	—	—	—	—
Cancelled	(1,191,310)	1.61	—	(25,085)	1.45	—
Outstanding—End of Year	12,173,255	3.83	$530	10,827,165	4.71	$1,571
Exercisable—End of Year	8,450,046	$4.93	$352	7,359,330	$6.30	$576

*	The Aggregate Intrinsic Value was calculated using the December 31, 2013 and 2012 closing stock price of $1.16 and $1.62, respectively.

The following is a summary of stock options outstanding at December 31, 2013:

Exercise Prices			Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Number of Exercisable Options
$0.90	-	$1.00	1,989,999	7.26	1.353,330
$1.01	-	$1.20	1,255,000	9.45	—
$1.21	-	$1.55	470,000	8.81	100,000
$1.56	-	$1.75	2,287,097	8.35	865,557
$1.76	-	$2.00	1,780,667	5.72	1,740,667
$2.01	-	$10.00	3,490,332	3.41	3,490,332
$10.01	-	$15.00	43,999	4.15	43,999
$15.01	-	$18.00	36,667	4.14	36,667
$18.01	-	$20.00	792,828	4.12	792,828
$20.01	-	$22.75	26,666	4.38	26,666

			12,173,255		8,450,046

Share Awards

During the year ended December 31, 2012, we granted 47,582 shares of common stock to the nonemployee members of the Board of Directors in lieu of receiving cash for their fees. These common shares vested immediately and were valued at weighted average price of $2.24 per share based on the quoted market value of the stock on the date of the grant. We recognized $106 thousand of expense in our selling, general, and administrative expenses for the year ended December 31, 2012, related to these shares. These shares were not issued as of December 31, 2012, but are included in weighted average basic shares outstanding as of December 31, 2012.

On February 13, 2012, we granted 3,500 restricted shares to employees. These common shares vested immediately and were valued at a weighted average of $1.65 per share, based on the quoted market value of the stock on the date of the grant. We recognized $6 thousand of expense in our selling, general, and administrative expenses for the year ended December 31, 2012, related to these shares. These shares were issued out of treasury.

During April 2011, the compensation committee approved the grant of shares of the Company’s common stock valued at $1.0 million, which is equivalent to 1,111,111 shares of common stock based on the closing price per share of $0.90 on April 5, 2011, to the Company’s Chairman, pending shareholder approval. On July 10, 2012, our Chairman converted $50 thousand of accrued and unpaid payroll into 27,322 shares of our common stock.

On November 26, 2012, upon approval of our stockholders, certain executive officers of the Company were granted a total of 84,526 shares of our common stock in lieu of cash compensation owed these executives. The stockholders also approved the 1,111,111 and 27,322 share grants to Mr. Evans on this date. These grants were valued at $1.81 per share, which was the closing price of our common stock on that date. The total value of these grants recorded in stock compensation expense for the year ended December 31, 2012 was approximately $2.2 million. These shares were not issued as of December 31, 2012 but are included in weighted average basic shares outstanding as of December 31, 2012.

During the year ended December 31, 2012, we recorded approximately $3 thousand of expense for shares previously granted to Mr. Jonathan Hoopes, our President and Chief Operating Officer at that time, related to a restricted stock grant. The portion of the restricted stock grant that fully vested in 2012 was 25,000 shares. These were not issued as of December 31, 2012, but are included in weighted average basic shares outstanding at December 31, 2012.

The Company did not grant, cancel, or exercise any share awards in 2013.

The following is a summary of unvested share awards for the year ended December 31, 2012:

	2012
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested—Beginning of Year	25,000	$1.87
Granted	74,230	2.02
Cancelled	—	—
Exercised	—	—
Vested	(99,230)	1.98
Unvested—End of Period	—	$—